SHARE-BASED PAYMENTS - Share-based Payment Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payment expense (note 8)	$ 18	$ 22	$ 16
Deferred Share Plan (DSP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share incentive schemes	18	22	14
Other
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share incentive schemes	$ 0	$ 0	$ 2